Submission	Aug. 12, 2025
Submission [Line Items]
Central Index Key	0002078973
Registrant Name	DRIVEiT Holdings, Inc.
Form Type	S-4
Submission Type	S-4
Fee Exhibit Type	EX-FILING FEES